Workforce Reduction (Tables)	12 Months Ended
May 29, 2016
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
In accordance with these actions, we incurred employee termination benefits costs and other costs, which are included in general and administrative expenses in our consolidated statement of earnings as follows:

(in millions)	Fiscal Year
	2016 (3)	2015	2014
Employee termination benefits (1)	$0.2	$37.4	$17.2
Other (2)	(0.1)	0.5	0.9
Total	$0.1	$37.9	$18.1

(1)	Includes salary and stock-based compensation expense.

(2)	Includes postemployment medical, outplacement and relocation costs.

(3)	Reflects subsequent adjustments to the fiscal 2014 and 2015 plans based on updated information.

Other Current Liabilities
The following table summarizes the accrued employee termination benefits and other costs, which are primarily included in other current liabilities on our consolidated balance sheet as of May 29, 2016:

(in millions)	Fiscal Year 2014 Plans	Fiscal Year 2015 Plans	Payments	Adjustments	Balance at May 29, 2016
Employee termination benefits (1)	$13.4	$24.2	$(35.9)	$0.9	$2.6
Other	1.1	0.6	(1.3)	(0.3)	0.1
Total	$14.5	$24.8	$(37.2)	$0.6	$2.7

(1)	Excludes costs associated with stock options and restricted stock that will be settled in shares upon vesting.